Schedule of Investments PIMCO StocksPLUS® Global Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.3% ¤
ASSET-BACKED SECURITIES 20.2%
CAYMAN ISLANDS 7.1%
37 Capital CLO 4 Ltd. 4.762% due 04/15/2035 •		$400	$400
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		15	15
Anchorage Capital CLO 20 Ltd. 4.768% due 01/20/2035 •		600	600
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		389	383
ARES LXV CLO Ltd. 4.788% due 07/25/2034 •		900	900
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		800	801
Atlantic Avenue Ltd. 4.928% due 01/20/2035 •		800	800
Atlas Senior Loan Fund XVI Ltd. 4.768% due 01/20/2034 •		900	901
Canyon CLO Ltd. 4.772% due 10/15/2034 •		500	500
Fortress Credit BSL VII Ltd. 4.761% due 07/23/2032 •		179	179
Galaxy XXII CLO Ltd. 4.683% due 04/16/2034 •		300	300
ICG U.S. CLO Ltd. 4.661% due 01/16/2033 •		294	294
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •		900	901
LCM 30 Ltd. 5.009% due 04/20/2031 •		130	130
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		800	799
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.727% due 10/14/2036 •		900	901
Northwoods Capital 25 Ltd. 4.788% due 07/20/2034 •		900	901
Octagon Investment Partners 40 Ltd. 4.708% due 01/20/2035 •		500	500
Palmer Square Loan Funding Ltd. 4.489% due 01/15/2033 •		900	899
Rockford Tower CLO Ltd. 4.798% due 07/20/2034 •		500	501
Starwood Ltd. 4.994% due 04/18/2038 •		104	104
Symphony CLO XXIV Ltd. 4.801% due 10/23/2035 •		200	200
Venture 36 CLO Ltd. 5.059% due 04/20/2032 •		84	84
Venture 44 CLO Ltd. 4.808% due 10/20/2034 •		500	500

Total Cayman Islands			12,493

IRELAND 1.3%
Bosphorus CLO IX DAC 0.000% due 04/15/2038 •(a)	EUR	500	578
Carlyle Euro CLO DAC 3.194% due 08/15/2038 •		500	578
Hayfin Emerald CLO XIV DAC 3.237% due 01/22/2039 •		500	578

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Penta CLO 9 DAC 2.880% due 07/25/2036 •	500	576

Total Ireland		2,310

ITALY 0.1%
Golden Bar Securitisation SRL 2.871% due 12/20/2044 •	91	106

Total Italy		106

JAPAN 0.2%
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029	$259	257

Total Japan		257

JERSEY, CHANNEL ISLANDS 0.3%
Elmwood CLO 15 Ltd. 4.819% due 04/22/2035 •	600	600

Total Jersey, Channel Islands		600

UNITED STATES 11.2%
ACHV ABS Trust 5.070% due 10/27/2031	93	93
Carvana Auto Receivables Trust
4.100% due 06/11/2029	300	300
4.530% due 01/10/2029	443	444
Citizens Auto Receivables Trust
5.110% due 04/17/2028	55	55
5.840% due 01/18/2028	138	138
College Avenue Student Loans LLC 4.593% due 06/25/2052 •	709	701
Countrywide Asset-Backed Certificates Trust
4.073% due 12/25/2046 •	585	550
4.273% due 10/25/2046 •	308	305
CPS Auto Receivables Trust
4.710% due 03/15/2029	280	281
4.710% due 12/17/2029	500	501
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029	764	765
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	159	160
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	136	136
4.850% due 12/18/2028	197	198
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/2060	287	288
5.250% due 10/27/2059	30	30
Lendbuzz Securitization Trust 7.090% due 10/16/2028	269	272
Mariner Finance Issuance Trust 1.860% due 03/20/2036	784	775
Morgan Stanley Home Equity Loan Trust 4.303% due 02/25/2036 •	577	549
Navient Education Loan Trust 5.020% due 07/15/2055	570	571
Navient Private Education Loan Trust 5.237% due 07/16/2040 •	87	87
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	305	279
Navient Refinance Loan Trust 4.800% due 10/15/2055	799	795
Navient Student Loan Trust 4.767% due 12/15/2059 •	120	120
Nelnet Student Loan Trust
4.610% due 02/21/2061	384	379
4.840% due 05/17/2055	1,145	1,141
4.973% due 02/21/2061 •	96	96
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.423% due 02/25/2036 •	74	67
OneMain Financial Issuance Trust 1.750% due 09/14/2035	299	295
Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026	64	64
5.065% due 03/15/2032	101	102
5.092% due 07/15/2032	152	152
5.108% due 03/15/2033	900	902
6.278% due 10/15/2031	97	97
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.963% due 03/25/2035 •	106	100
5.518% due 02/25/2035 •	691	647
Reach ABS Trust
4.930% due 08/18/2032	354	355
5.120% due 08/18/2032	500	501

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	59	59
SCCU Auto Receivables Trust
4.570% due 01/15/2031	600	602
4.670% due 11/15/2028	369	370
5.700% due 10/16/2028	237	238
SLM Private Credit Student Loan Trust 4.266% due 06/15/2039 •	582	570
SMB Private Education Loan Trust
0.000% due 12/15/2053 •	600	601
1.290% due 07/15/2053	131	126
1.310% due 07/17/2051	206	195
1.340% due 03/17/2053	355	337
4.507% due 01/15/2037 •	110	110
4.587% due 01/15/2053 •	238	236
5.022% due 10/16/2056 •	698	704
5.060% due 03/16/2054	796	802
5.122% due 02/16/2055 •	504	509
SoFi Professional Loan Program LLC 2.540% due 05/15/2046	239	232
World Omni Auto Receivables Trust 5.610% due 02/15/2028	90	90
World Omni Select Auto Trust 4.980% due 02/15/2030	433	434

Total United States		19,506

Total Asset-Backed Securities (Cost $35,338)		35,272

CORPORATE BONDS & NOTES 33.8%
AUSTRALIA 0.1%
UTILITIES 0.1%
SGSP Australia Assets Pty. Ltd. 3.500% due 07/07/2027	200	198

Total Australia		198

CANADA 2.3%
BANKING & FINANCE 1.2%
Canadian Imperial Bank of Commerce 4.465% (SOFRINDX + 0.800%) due 01/29/2030 ~	600	599
National Bank of Canada 4.437% due 01/20/2029 •	1,500	1,502

		2,101

INDUSTRIALS 0.8%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	1,500	1,501

UTILITIES 0.3%
Fortis, Inc. 3.055% due 10/04/2026	500	497

Total Canada		4,099

CAYMAN ISLANDS 0.5%
BANKING & FINANCE 0.5%
Avolon Holdings Funding Ltd.
4.375% due 05/01/2026	200	200
6.375% due 05/04/2028	400	412
Emaar Sukuk Ltd. 3.635% due 09/15/2026	300	297

		909

Total Cayman Islands		909

FRANCE 0.7%
BANKING & FINANCE 0.7%
Banque Federative du Credit Mutuel SA 4.657% (SOFRRATE + 0.990%) due 10/16/2028 ~	300	301
BNP Paribas SA 2.591% due 01/20/2028 •	300	296
BPCE SA 3.500% due 10/23/2027	400	394

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Credit Agricole SA 4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~	300	301

		1,292

Total France		1,292

GERMANY 1.4%
BANKING & FINANCE 1.4%
Deutsche Bank AG
2.311% due 11/16/2027 •	1,100	1,085
2.552% due 01/07/2028 •	700	690
4.878% (SOFRRATE + 1.210%) due 01/10/2029 ~	700	703

		2,478

Total Germany		2,478

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026	200	198

Total Ireland		198

ISRAEL 1.0%
BANKING & FINANCE 0.5%
Bank Hapoalim BM 4.722% due 07/14/2029	200	198
Mizrahi Tefahot Bank Ltd. 5.049% due 01/28/2031	700	692

		890

UTILITIES 0.5%
Israel Electric Corp. Ltd. 7.750% due 12/15/2027	900	940

Total Israel		1,830

ITALY 0.3%
BANKING & FINANCE 0.3%
UniCredit SpA 1.982% due 06/03/2027 •	463	461

Total Italy		461

JAPAN 0.9%
BANKING & FINANCE 0.4%
Nomura Holdings, Inc. 4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~	300	302
Sumitomo Mitsui Financial Group, Inc.
5.316% due 07/09/2029	200	204
4.660% due 07/08/2031 •	200	199

		705

INDUSTRIALS 0.5%
NTT Finance Corp. 4.978% (SOFRRATE + 1.310%) due 07/16/2030 ~	600	609
Renesas Electronics Corp. 2.170% due 11/25/2026	200	197

		806

Total Japan		1,511

LIBERIA 0.8%
INDUSTRIALS 0.8%
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	300	303

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

5.375% due 07/15/2027	1,000	1,004

		1,307

Total Liberia		1,307

NETHERLANDS 0.9%
BANKING & FINANCE 0.9%
ING Groep NV 4.657% (SOFRINDX + 1.010%) due 03/25/2029 ~	1,500	1,505

Total Netherlands		1,505

SPAIN 0.1%
INDUSTRIALS 0.1%
Telefonica Emisiones SA 4.103% due 03/08/2027	200	199

Total Spain		199

SWITZERLAND 1.0%
BANKING & FINANCE 1.0%
UBS Group AG
3.091% due 05/14/2032 •	250	229
4.501% (SOFRRATE + 0.840%) due 04/10/2030 ~	1,500	1,487

		1,716

Total Switzerland		1,716

UNITED KINGDOM 4.0%
BANKING & FINANCE 3.9%
Barclays PLC 4.740% (SOFRRATE + 1.080%) due 11/11/2029 ~	850	851
HSBC Holdings PLC
2.357% due 08/18/2031 •	300	271
4.945% (SOFRRATE + 1.290%) due 03/03/2031 ~	200	201
5.887% due 08/14/2027 •	400	402
Lloyds Banking Group PLC 4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~	1,700	1,708
Nationwide Building Society
4.738% (SOFRRATE + 1.070%) due 07/14/2029 ~	700	702
4.950% (SOFRRATE + 1.290%) due 02/16/2028 ~	300	301
NatWest Markets PLC 5.022% due 03/21/2030	600	607
Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~	300	300
2.469% due 01/11/2028 •	1,400	1,377

		6,720

INDUSTRIALS 0.1%
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032	200	192

Total United Kingdom		6,912

UNITED STATES 19.7%
BANKING & FINANCE 9.0%
Air Lease Corp.
3.625% due 04/01/2027	500	493
3.625% due 12/01/2027	600	591
Athene Global Funding
5.033% due 07/17/2030	300	297
4.647% due 09/18/2028 •	1,500	1,493
Bank of America Corp.
5.162% due 01/24/2031 •	200	204
3.559% due 04/23/2027 •	1,500	1,499
Credit Suisse AG AT1 Claim	200	70
F&G Global Funding 2.300% due 04/11/2027	200	195
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	1,500	1,509
3.815% due 11/02/2027	200	196
4.271% due 01/09/2027	200	199
GA Global Funding Trust
2.250% due 01/06/2027	500	492
4.400% due 09/23/2027	200	199

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Goldman Sachs Group, Inc.
5.207% due 01/28/2031 •	100	102
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~	200	200
5.683% (US0003M + 1.750%) due 10/28/2027 ~	400	403
1.948% due 10/21/2027 •	500	493
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026	200	199
Jackson National Life Global Funding
5.350% due 01/13/2030	200	202
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	700	700
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	300	299
1.470% due 09/22/2027 •	300	296
4.506% (SOFRRATE + 0.840%) due 01/22/2032 ~	500	498
Morgan Stanley
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	1,600	1,606
1.593% due 05/04/2027 •	300	299
Sammons Financial Group, Inc. 3.350% due 04/16/2031	200	184
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028	500	497
5.338% (SOFRRATE + 1.690%) due 09/15/2028 ~	300	301
Synchrony Financial 3.700% due 08/04/2026	200	199
VICI Properties LP 4.750% due 04/01/2028	800	801
Wells Fargo & Co.
5.150% due 04/23/2031 •	100	102
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~	400	401
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~	500	497

		15,716

INDUSTRIALS 8.7%
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	200	198
Beignet Investor LLC 6.581% due 05/30/2049	400	412
Berry Global, Inc. 1.650% due 01/15/2027	200	196
Boeing Co. 2.700% due 02/01/2027	700	690
CDW LLC/CDW Finance Corp. 2.670% due 12/01/2026	700	692
Cox Communications, Inc. 3.350% due 09/15/2026	600	597
Daimler Truck Finance North America LLC 4.650% due 10/12/2030	700	696
Diamondback Energy, Inc. 3.250% due 12/01/2026	200	199
Expand Energy Corp. 6.750% due 04/15/2029	200	200
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	300	294
Glencore Funding LLC
1.625% due 04/27/2026	435	434
5.338% due 04/04/2027	500	504
Global Payments, Inc.
2.150% due 01/15/2027	200	196
4.800% due 04/01/2026	200	200
4.500% due 11/15/2028	200	198
Hyatt Hotels Corp. 5.750% due 01/30/2027	700	706
Hyundai Capital America
5.250% due 01/08/2027	700	704
4.997% (SOFRRATE + 1.350%) due 03/27/2030 ~	1,500	1,515
4.717% due 09/18/2028 •	100	100
Illumina, Inc. 4.650% due 09/09/2026	300	300
L3Harris Technologies, Inc. 5.400% due 01/15/2027	1,800	1,815
Las Vegas Sands Corp. 3.500% due 08/18/2026	400	399
National Fuel Gas Co. 5.500% due 10/01/2026	200	201
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027	200	200
Sirius XM Radio LLC 5.000% due 08/01/2027	167	167
Sysco Corp. 5.100% due 09/23/2030	500	504
Uber Technologies, Inc. 4.500% due 08/15/2029	1,000	992
Viper Energy Partners LLC 4.900% due 08/01/2030	500	501

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Volkswagen Group of America Finance LLC
4.550% due 09/11/2028		200	200
6.000% due 11/16/2026		1,000	1,010
Western Midstream Operating LP 4.650% due 07/01/2026		200	200

			15,220

UTILITIES 2.0%
Emera U.S. Finance LP 3.550% due 06/15/2026		800	798
Fells Point Funding Trust 3.046% due 01/31/2027		400	396
FirstEnergy Corp. 3.900% due 07/15/2027		300	298
NextEra Energy Capital Holdings, Inc. 5.050% due 03/15/2030		500	509
Southern California Edison Co.
4.875% due 02/01/2027		200	201
4.700% due 06/01/2027		100	100
5.850% due 11/01/2027		100	102
Vistra Operations Co. LLC 3.700% due 01/30/2027		500	496
Xcel Energy, Inc. 3.350% due 12/01/2026		600	596

			3,496

Total United States			34,432

Total Corporate Bonds & Notes (Cost $59,110)			59,047

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
AUSTRALIA 0.3%
Mortgage House RMBS Osmium 5.250% due 03/15/2056 •	AUD	652	451

Total Australia			451

UNITED KINGDOM 0.4%
Polaris PLC 4.464% due 06/27/2070 •	GBP	500	660
Uropa Securities PLC 4.063% due 10/10/2040 •		61	80

Total United Kingdom			740

UNITED STATES 3.1%
Angel Oak Mortgage Trust 5.338% due 05/27/2069 þ		$352	353
Chase Home Lending Mortgage Trust 4.912% due 05/25/2055 •		218	218
CLNY Trust 5.163% due 11/15/2038 •		233	231
Countrywide Alternative Loan Trust 4.153% due 04/25/2046 •		172	163
Cross Mortgage Trust
6.093% due 04/25/2069 þ		268	269
6.147% due 07/25/2069 þ		297	300
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		251	251
GCAT Trust 6.007% due 01/25/2059 þ		250	251
Government National Mortgage Association REMICS 4.443% due 09/20/2075 •		943	952
JP Morgan Chase Commercial Mortgage Securities Trust
5.070% due 02/15/2035 •		469	458
5.170% due 12/15/2031 •		145	144
JP Morgan Mortgage Trust 5.591% due 06/25/2065 þ		152	153
MASTR Adjustable Rate Mortgages Trust 5.598% due 11/21/2034 ~		42	42
OBX Trust 6.520% due 07/25/2063 þ		426	427
Oceanview Mortgage Trust 4.611% due 05/25/2055 •		514	516
PMT Loan Trust 5.012% due 08/25/2056 •		524	526

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		176	172

Total United States			5,426

Total Non-Agency Mortgage-Backed Securities (Cost $6,619)			6,617

SOVEREIGN ISSUES 4.9%
BRAZIL 2.3%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	9,200	1,720
0.000% due 10/01/2026 (b)		12,700	2,297

Total Brazil			4,017

CHILE 0.0%
Bonos de la Tesoreria de la Republica en pesos 5.800% due 10/01/2029	CLP	65,000	71

Total Chile			71

COLOMBIA 0.3%
Colombia TES 11.000% due 08/22/2029	COP	1,900,000	479

Total Colombia			479

ISRAEL 0.3%
Israel Government International Bonds 1.500% due 01/18/2027	EUR	500	569

Total Israel			569

LUXEMBOURG 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$1,050	1,057

Total Luxembourg			1,057

PERU 0.4%
Peru Government International Bonds 4.125% due 08/25/2027		700	700

Total Peru			700

ROMANIA 1.0%
Romania Government International Bonds 5.250% due 11/25/2027		1,800	1,799

Total Romania			1,799

Total Sovereign Issues (Cost $8,696)			8,692

U.S. GOVERNMENT AGENCIES 16.7%
UNITED STATES 16.7%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		277	270
5.500% due 10/01/2052 - 06/01/2053		810	816
6.225% due 09/01/2037 •		86	89
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~		466	453
4.219% due 08/25/2027 •		90	90
Federal Home Loan Mortgage Corp. REMICS
4.236% due 07/15/2040 •		56	56
4.237% due 07/15/2037 •		8	8
4.317% due 10/15/2033 •		57	57
4.562% due 09/25/2055 - 11/25/2055 •		2,462	2,476
4.602% due 11/25/2054 •		650	654
4.612% due 03/25/2055 - 08/25/2055 •		861	866
4.672% due 03/25/2055 •		1,300	1,293
4.762% due 11/25/2054 •		558	559
4.812% due 12/25/2054 - 01/25/2055 •		2,222	2,239
4.862% due 08/25/2055 •		2,490	2,514
Federal National Mortgage Association
3.000% due 01/01/2027		17	17
4.300% due 12/01/2029		601	604
4.730% due 05/01/2029		200	203
5.500% due 10/01/2052 - 01/01/2054		66	67
Federal National Mortgage Association REMICS
4.076% due 12/25/2045 •		128	127
4.246% due 09/25/2046 - 11/25/2059 •		680	672
4.562% due 12/25/2053 - 08/25/2055 •		2,253	2,263
4.662% due 11/25/2055 •		985	988

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.672% due 03/25/2055 •	500	499
4.673% due 07/25/2055 •	800	798
4.712% due 01/25/2055 •	223	224
4.750% due 04/25/2056 •	1,300	1,294
4.862% due 12/25/2053 •	344	347
4.962% due 10/25/2053 •	650	658
Government National Mortgage Association REMICS
4.623% due 12/20/2055 •	987	990
4.783% due 12/20/2066 •	204	205
4.873% due 06/20/2055 •	2,345	2,371
Uniform Mortgage-Backed Security, TBA
6.000% due 06/01/2056	1,400	1,425
6.500% due 05/01/2056	2,860	2,957

Total U.S. Government Agencies (Cost $29,012)		29,149

U.S. TREASURY OBLIGATIONS 3.6%
UNITED STATES 3.6%
U.S. Treasury Floating Rate Notes
3.751% due 01/31/2027 •(f)	1,891	1,892
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2031	375	352
1.625% due 04/15/2030 (f)	3,984	4,026

Total U.S. Treasury Obligations (Cost $6,275)		6,270

SHORT-TERM INSTRUMENTS 9.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco Itau Chile 4.150% due 08/12/2026	600	600

COMMERCIAL PAPER 0.9%
HCA, Inc.
4.200% due 05/11/2026	800	796
4.250% due 05/13/2026	800	796

Total Commercial Paper (Cost $1,592)		1,592

SHORT-TERM NOTES 8.1%
Federal Home Loan Bank Discount Notes
3.634% due 07/08/2026 (b)(c)	2,700	2,673
3.643% due 09/04/2026 (b)(c)	2,700	2,658
3.679% due 09/09/2026 (b)(c)	3,900	3,837
3.694% due 06/22/2026 (b)(c)	5,100	5,058

Total Short-Term Notes (Cost $14,229)		14,226

Total Short-Term Instruments (Cost $16,421)		16,418

Total Investments in Securities (Cost $161,471)		161,465

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio	430,772	4,228
PIMCO Short-Term Floating NAV Portfolio III	82,270	801

Total Short-Term Instruments (Cost $5,018)		5,029

Total Investments in Affiliates (Cost $5,018)		5,029

Total Investments 95.2% (Cost $166,489)		$166,494
Financial Derivative Instruments (e)(g) 3.5%(Cost or Premiums, net $1,608)		6,145
Other Assets and Liabilities, net 1.3%		2,171

Net Assets 100.0%		$174,810

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
United States (1.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	05/01/2056	$2,100	$(2,117)	$(2,107)

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	63	$17,691	$(37)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	82	19,802	1	4	0
3-Month SONIA December Futures	03/2027	54	17,090	(87)	20	0
Australia Government 3-Year Bond June Futures	06/2026	139	9,941	(39)	45	0
Australia Government 10-Year Bond June Futures	06/2026	27	2,007	(12)	19	0
E-Mini S&P 500 Index June Futures	06/2026	266	87,391	(1,539)	2,427	0
Long Guilt June Futures	06/2026	15	1,743	(101)	13	0
Mini MSCI EAFE Index June Futures	06/2026	604	87,613	(726)	2,751	0
U.S. Treasury 2-Year Note June Futures	06/2026	382	79,244	(23)	30	0
U.S. Treasury 5-Year Note June Futures	06/2026	43	4,652	(49)	6	0

$(2,612)	$5,315	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz June Futures	06/2026	8	$(978)	$8	$0	$(1)
U.S. Treasury 10-Year Note June Futures	06/2026	106	(11,771)	232	0	(25)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	51	(5,789)	97	0	(15)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	22	(2,564)	86	0	(5)

$423	$0	$(46)

Total Futures Contracts	$(2,189)	$5,315	$(46)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Southwest Airlines Co.	1.000%	Quarterly	12/20/2026	0.319%	$100	$0	$1	$1	$0	$0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Tesco PLC	1.000	Quarterly	12/20/2027	0.212	EUR	400	0	6	6	0	0

							$0	$7	$7	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	2,610	$(11)	$(100)	$(111)	$8	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		$13,000	110	(11)	99	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		4,200	0	7	7	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		12,500	20	(19)	1	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		5,570	(47)	45	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	14	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	(6)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		8,310	429	(248)	181	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		13,688	44	92	136	0	(14)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030		800	0	6	6	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,200	(54)	37	(17)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032		3,400	0	6	6	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032		6,600	0	35	35	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		4,800	(93)	103	10	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.530	Quarterly	08/22/2029	COP	1,800,000	0	46	46	0	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	5,400	0	5	5	2	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,100	0	(23)	(23)	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		3,300	(31)	(8)	(39)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	59,000	0	1	1	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	500	(18)	0	(18)	4	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		200	2	3	5	0	(2)

							$358	$(11)	$347	$27	$(45)

Total Swap Agreements							$358	$(4)	$354	$27	$(45)

(f)	Securities with an aggregate market value of $4,800 and cash of $7,295 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $38 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2026	BRL	1,091		$209	$0	$(1)
	04/2026	CAD	246		180	3	0
	04/2026	CLP	483,666		535	13	0
	04/2026	EUR	1,788		2,083	16	0
	04/2026		$209	BRL	1,091	2	0
	04/2026		535	CLP	483,666	0	(13)
	06/2026		18	BRL	97	0	0
	10/2026	BRL	500		$91	0	(1)
BPS	04/2026		9,994		1,873	0	(56)
	04/2026	CLP	483,666		530	8	0
	04/2026	GBP	64		85	0	0
	04/2026	PLN	871		242	7	0
	04/2026		$1,907	BRL	9,994	22	0
	06/2026		501	CLP	457,593	0	(7)
	07/2026	BRL	3,800		$710	0	(8)
	07/2026		$1,576	BRL	8,465	25	0
	10/2026	BRL	2,900		$528	0	(9)
BRC	04/2026	PLN	854		237	7	0
	04/2026		$20	ZAR	332	0	(1)
BSH	04/2026	BRL	8,700		$1,614	0	(66)
	04/2026	JPY	12,711		80	0	0
	04/2026		$1,674	BRL	8,700	6	0
	04/2026		1,158	GBP	870	0	(7)
	04/2026		660	PLN	2,388	0	(17)
	05/2026	GBP	870		$1,158	7	0
	05/2026		$80	JPY	12,672	0	0
	10/2026	BRL	9,300		$1,715	0	(6)
CBK	04/2026	AUD	130		91	2	0
	04/2026		$1,148	AUD	1,634	0	(21)
	04/2026		182	CAD	247	0	(5)
	04/2026		531	CLP	483,666	0	(9)
	04/2026		8	THB	239	0	0
	06/2026	CLP	65,336		$76	5	0
	09/2026		882,010		985	33	0
	09/2026		$680	CLP	590,633	0	(42)
DUB	04/2026	CNH	116		$17	0	0
	04/2026		$751	AUD	1,095	4	0
	04/2026		35	CNH	238	0	0
	04/2026		19	SGD	24	0	0
	05/2026	AUD	1,095		$751	0	(4)
	05/2026	SGD	24		19	0	0
	05/2026		$17	CNH	116	0	0
FAR	04/2026	AUD	944		$669	18	0
	04/2026	CHF	40		52	2	0
	04/2026	GBP	625		845	17	0
	04/2026	JPY	15,826		99	0	(1)
	04/2026	NZD	1,630		952	16	0
	04/2026	PLN	951		264	7	0
	04/2026		$51	CHF	40	0	0
	04/2026		32	JPY	4,958	0	(1)
	04/2026		900	NZD	1,506	0	(35)
	05/2026	CHF	40		$51	0	0
	05/2026		$99	JPY	15,778	1	0
	05/2026		954	NZD	1,630	0	(16)
	06/2026		291	MXN	5,069	0	(10)
GLM	04/2026	BRL	11,937		$2,171	0	(133)
	04/2026		$2,249	BRL	11,937	56	0
	06/2026	BRL	9,533		$1,770	0	(46)
	06/2026		$55	BRL	292	1	0
	07/2026	BRL	2,100		$391	0	(6)
	07/2026		$50	BRL	267	1	0
IND	04/2026	EUR	2,025		$2,392	51	0
	04/2026		$74	NZD	124	0	(3)
JPM	04/2026	BRL	8,400		$1,424	0	(197)
	04/2026	CNH	122		18	0	0
	04/2026	MXN	10,542		589	1	0
	04/2026	SGD	24		19	0	0
	04/2026		$1,600	BRL	8,400	21	0
	04/2026		53	ZAR	888	0	(1)
	05/2026		18	CNH	122	0	0
	07/2026	BRL	3,300		$610	0	(14)
MBC	04/2026	AUD	132		91	0	0
	04/2026	GBP	181		241	2	0
	04/2026	JPY	7,053		44	0	0
	04/2026		$35	JPY	5,368	0	(1)
	05/2026		44		7,032	0	0
SCX	04/2026		25		3,899	0	0
	04/2026		14	TWD	440	0	0
	06/2026	CLP	137,892		$155	7	0
SOG	04/2026		$4,401	EUR	3,813	7	0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	138	JPY	21,506	0	(3)
05/2026	EUR	3,813	$4,408	0	(7)
SSB	04/2026	AUD	1,523	1,084	33	0
08/2026	COP	2,457,339	644	0	(4)
UAG	04/2026	PLN	1,171	323	8	0
04/2026	$5	CZK	97	0	0
04/2026	383	PLN	1,382	0	(10)
06/2026	281	MXN	4,987	0	(5)

Total Forward Foreign Currency Contracts	$409	$(766)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	736	$7	$2
Put - OTC USD versus KRW	1,400.000	07/13/2026	164	1	1

$8	$3

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	700	$0	$1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	18,700	19	51
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	12,600	11	9
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	47,000	22	50
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	8,400	6	5
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	14,200	16	10
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	14,900	14	10
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	15,500	17	11
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	3,100	3	8
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	31,200	22	20
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	1,800	2	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	32,700	35	89

$167	$265

Total Purchased Options	$175	$268

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	736	$(3)	$(1)
Put - OTC USD versus KRW	1,350.000	07/13/2026	164	0	0

Total Written Options	$(3)	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.324%	$400	$(16)	$4	$0	$(12)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	1,210	$272	$(30)	$242	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,390	319	(41)	278	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	350	80	(10)	70	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,840	423	(55)	368	0

$1,094	$(136)	$958	$0

Total Swap Agreements	$1,078	$(132)	$958	$(12)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$12,493	$0	$12,493
Ireland	0	2,310	0	2,310
Italy	0	106	0	106
Japan	0	257	0	257
Jersey, Channel Islands	0	600	0	600
United States	0	19,506	0	19,506
Corporate Bonds & Notes
Australia
Utilities	0	198	0	198
Canada
Banking & Finance	0	2,101	0	2,101
Industrials	0	1,501	0	1,501
Utilities	0	497	0	497
Cayman Islands
Banking & Finance	0	909	0	909
France
Banking & Finance	0	1,292	0	1,292
Germany
Banking & Finance	0	2,478	0	2,478
Ireland
Banking & Finance	0	198	0	198
Israel
Banking & Finance	0	890	0	890
Utilities	0	940	0	940
Italy
Banking & Finance	0	461	0	461
Japan
Banking & Finance	0	705	0	705

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	March 31, 2026 (Unaudited)

Industrials	0	806	0	806
Liberia
Industrials	0	1,307	0	1,307
Netherlands
Banking & Finance	0	1,505	0	1,505
Spain
Industrials	0	199	0	199
Switzerland
Banking & Finance	0	1,716	0	1,716
United Kingdom
Banking & Finance	0	6,720	0	6,720
Industrials	0	192	0	192
United States
Banking & Finance	0	15,716	0	15,716
Industrials	0	15,220	0	15,220
Utilities	0	3,496	0	3,496
Non-Agency Mortgage-Backed Securities
Australia	0	451	0	451
United Kingdom	0	740	0	740
United States	0	5,426	0	5,426
Sovereign Issues
Brazil	0	4,017	0	4,017
Chile	0	71	0	71
Colombia	0	479	0	479
Israel	0	569	0	569
Luxembourg	0	1,057	0	1,057
Peru	0	700	0	700
Romania	0	1,799	0	1,799
U.S. Government Agencies
United States	0	29,149	0	29,149
U.S. Treasury Obligations
United States	0	6,270	0	6,270
Short-Term Instruments
Certificates of Deposit	0	600	0	600
Commercial Paper	0	1,592	0	1,592
Short-Term Notes	0	14,226	0	14,226

	$0	$161,465	$0	$161,465
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,029	$0	$0	$5,029

Total Investments	$5,029	$161,465	$0	$166,494

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,107)	$0	$(2,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,275	67	0	5,342
Over the counter	0	1,635	0	1,635

	$5,275	$1,702	$0	$6,977
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(90)	0	(91)
Over the counter	0	(779)	0	(779)

	$(1)	$(869)	$0	$(870)

Total Financial Derivative Instruments	$5,274	$833	$0	$6,107

Totals	$10,303	$160,191	$0	$170,494

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,186	$43	$0	$0	$(1)	$4,228	$44	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$3,501	$(2,700)	$0	$0	$801	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:
AUD	Australian Dollar	CZK	Czech Koruna	PLN	Polish Zloty
BRL	Brazilian Real	EUR	Euro	SGD	Singapore Dollar
CAD	Canadian Dollar	GBP	British Pound	THB	Thai Baht
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
COP	Colombian Peso	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR
S&P 500	Standard & Poor's 500 Index	SONIA	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit